Cover Page	Mar. 03, 2022
Cover [Abstract]
Entity Registrant Name	NN, Inc.
Document Type	8-K
Document Period End Date	Mar. 03, 2022
Amendment Flag	false
Entity Central Index Key	0000918541
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23486
Entity Tax Identification Number	62-1096725
Entity Address, Address Line One	6210 Ardrey Kell Road, Suite 600
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	264-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NNBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false